Offerings - Offering: 1	Aug. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.500% Senior Notes due 2029 (the "Notes")
Fee Rate	0.01476%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement relates to offers and sales of an indeterminate amount of the Notes in connection with ongoing market-making transactions in the Notes by affiliates of Newmark Group, Inc. (the "Registrant"). Pursuant to Rule 457(q) under the Securities Act of 1933, as amended, no filing fee is required for the registration of an indeterminate amount of the Notes to be offered and sold in market-making transactions by affiliates of the Registrant.